CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	May 10, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, stock authorized (in shares)		1,000,000	1,000,000	1,000,000
Preferred stock, stock issued (in shares)		0	0	0
Preferred stock, stock outstanding (in shares)		0	0	0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Number of Surrender Founders Share	575,000
Consideration of shares surrendered for cancellations	$ 0
Class A common stock
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, stock authorized (in shares)		100,000,000	100,000,000	100,000,000
Common stock, stock issued (in shares)		9,338,000	9,338,000	0
Common stock, stock outstanding (in shares)		9,338,000	9,338,000	0
Class A common stock subject to possible redemption
Class A common stock subject to possible redemption stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption stock, stock authorized (in shares)		100,000,000	100,000,000	100,000,000
Class A common stock subject to possible redemption, issued (in shares)		9,200,000	9,200,000	0
Class A common stock subject to possible redemption stock, stock outstanding (in shares)		9,200,000	9,200,000	0
Class A common stock not subject to possible redemption
Common stock, stock issued (in shares)		138,000	138,000	0
Common stock, stock outstanding (in shares)		138,000	138,000	0
Class B common stock
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, stock authorized (in shares)		10,000,000	10,000,000	10,000,000
Common stock, stock issued (in shares)		2,300,000	2,300,000	2,300,000
Common stock, stock outstanding (in shares)	2,300,000	2,300,000	2,300,000	2,300,000